Long-Term Investments	12 Months Ended
Jun. 30, 2024
Long-Term Investments [Abstract]
LONG-TERM INVESTMENTS

NOTE 10 – LONG-TERM INVESTMENTS

	As of June 30,
	2024	2023
Equity investments without readily determinable fair values
Beijing UniDev Software Co., Ltd. (“UniDev”)	232,414	232,924
Total equity investments without readily determinable fair values	232,414	232,924

Equity method investments
Fuson Group Limited (“Fuson”) and its subsidiaries (“Fuson Group”)	368,009	210,243
Shanghai Shier Information Technology Co., Ltd. (“Shier”)	13,384	13,431
Total equity method investments	381,393	223,674
	613,807	456,598

Equity investments without readily determinable fair values

As of June 30, 2024 and 2023, the Company had an equity interest of 15% in UniDev.

The Company recognized an impairment loss of nil, $32,744 for Huaqin Robotics., and nil for the years ended June 30, 2024, 2023, and 2022, respectively, in“Other expenses” in the Consolidated Statements of Comprehensive (Loss)/Income.

There were no downward adjustments (including impairment charges) or any upward adjustments recognized on equity investments without readily determinable fair value during the years presented.

Equity method investments

As of June 30, 2024 and 2023, the Company had an equity interest of 35.02% and 35% in Fuson Group and Shier, respectively.

The Company accounts for the investments in Shier and Fuson Group as equity method investments due to its significant influence over the entities.

No impairment loss was recorded for the year ended June 30, 2024. An impairment loss of $52,582 of Shier for the years ended June 30, 2023, and an impairment loss of $102,155 of Economic Modeling Information Technology Co., Ltd. (“EMIT”) for the year ended June 30, 2022 was recognized in “Other expenses” in the Consolidated Statements of Comprehensive (Loss)/Income.

The carrying amount of the equity method investments in excess of the Company’s proportionate interest was not material and recognized as equity method goodwill.

Selected financial information of the equity method investees are not presented as the effects were not material.